Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Schedule of Earnings Per Share [Abstract]
Net Income/ (loss)	$ (68,746)		$ (1,653,875)
Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	2,069,708,742		1,555,961,075
Basic earnings/(losses) per share		[1]	$ (0.11)
Diluted earnings/(losses) per share		[1]	$ (0.11)

[1]	less than $0.01 cents